Leases (Details Narrative) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2018	$ 33,347
Minimum future straight-lined rentals due on noncancelable leases 2019	26,118
Minimum future straight-lined rentals due on noncancelable leases 2020	21,938
Minimum future straight-lined rentals due on noncancelable leases 2021	18,400
Minimum future straight-lined rentals due on noncancelable leases 2022	15,058
Minimum future straight-lined rentals due on noncancelable leases 2023 and subsequent years	$ 56,149